                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-02650

                 RIVERSOURCE GOVERNMENT MONEY MARKET FUND, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

Semiannual Report

                                                      (COLUMBIA MANAGEMENT LOGO)

RIVERSOURCE
GOVERNMENT MONEY MARKET FUND

--------------------------------------------------------------------------------

SEMIANNUAL REPORT FOR THE PERIOD ENDED
JUNE 30, 2010

RIVERSOURCE GOVERNMENT MONEY MARKET FUND SEEKS TO PRESERVE CAPITAL AND TO MAXIMIZE LIQUIDITY AND CURRENT INCOME.


 NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

Fund Expenses Example..............    6

Portfolio of Investments...........    8

Statement of Assets and
  Liabilities......................   12

Statement of Operations............   13

Statements of Changes in Net
  Assets...........................   14

Financial Highlights...............   16

Notes to Financial Statements......   21

Approval of Investment Management
  Services Agreement...............   31

Proxy Voting.......................   34




--------------------------------------------------------------------------------
2  RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Government Money Market Fund (the Fund) Class A shares returned
  0.00% for the six months ended June 30, 2010.

> The Fund's annualized simple yield was 0.01% and the annualized compound yield was 0.01% for the seven-day period ended June 30, 2010. These yields more closely reflect the current earnings of the Fund than the total return.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2010)
--------------------------------------------------------------------------------



                           6 MONTHS(A)  1 YEAR  3 YEARS  5 YEARS  10 YEARS
--------------------------------------------------------------------------
RiverSource Government
  Money Market Fund Class
  A                          +0.00%(b)  +0.01%   +1.04%   +2.10%   +1.88%
--------------------------------------------------------------------------


The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds (through September 26, 2010) and thereafter columbiamanagement.com or calling 800.221.2450.

The Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund. Yields will fluctuate. The seven-day current yield more closely reflects the current earnings of the Fund than the total return. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

(a) Not annualized.
(b) Rounds to less than 0.01%.


--------------------------------------------------------------------------------
           RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2010 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JUNE 30, 2010
                                                                            SINCE
Without sales charge   6 MONTHS(A)  1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION(B)
Class A
  (inception 1/31/77)   +0.00%(c)   +0.01%   +1.04%   +2.10%   +1.88%        N/A
------------------------------------------------------------------------------------
Class B
  (inception 4/22/96)   +0.00%(c)   +0.01%   +0.60%   +1.39%   +1.21%        N/A
------------------------------------------------------------------------------------
Class C
  (inception 5/3/93)    +0.00%(c)   +0.01%   +0.59%   +1.39%   +1.21%        N/A
------------------------------------------------------------------------------------
Class R2
  (inception 4/30/03)   +0.00%(c)   +0.01%   +0.93%   +1.93%     N/A       +1.48%
------------------------------------------------------------------------------------
Class R5
  (inception
  11/30/01)             +0.01%      +0.02%   +1.17%   +2.29%     N/A       +1.70%
------------------------------------------------------------------------------------

With sales charge
Class B
  (inception 4/22/96)   -5.00%      -4.99%   -0.40%   +1.01%   +1.21%        N/A
------------------------------------------------------------------------------------
Class C
  (inception 5/3/93)    -1.00%      -0.99%   +0.59%   +1.39%   +1.21%        N/A
------------------------------------------------------------------------------------



Sales charges do not apply to Class A, Class R2 and Class R5 shares. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Class R2 and Class R5 are available to qualifying institutional investors only.

(a) Not annualized.
(b) For classes with less than 10 years performance.
(c) Rounds to less than 0.01%.


--------------------------------------------------------------------------------
4  RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

PORTFOLIO BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------

Municipal Notes                   3.2%
--------------------------------------
Repurchase Agreements            23.4%
--------------------------------------
U.S. Government Agencies         66.8%
--------------------------------------
U.S. Government Obligations &
  Agencies                        6.6%
--------------------------------------


(1) Percentages indicated are based upon total investments. The Fund's composition is subject to change.

An investment in money market funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


--------------------------------------------------------------------------------
           RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2010 SEMIANNUAL REPORT  5

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended June 30, 2010.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
6  RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 JAN. 1, 2010  JUNE 30, 2010  THE PERIOD(a)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,000.00        $0.79(c)       .16%(c)
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,024.00        $0.80(c)       .16%(c)
------------------------------------------------------------------------------------------

Class B
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,000.00        $0.74(c)       .15%(c)
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,024.05        $0.75(c)       .15%(c)
------------------------------------------------------------------------------------------

Class C
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,000.00        $0.74(c)       .15%(c)
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,024.05        $0.75(c)       .15%(c)
------------------------------------------------------------------------------------------

Class R2
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,000.00        $0.74(c)       .15%(c)
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,024.05        $0.75(c)       .15%(c)
------------------------------------------------------------------------------------------

Class R5
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,000.10        $0.79(c)       .16%(c)
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,024.00        $0.80(c)       .16%(c)
------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended June 30, 2010: +0.00%* for Class A, +0.00%* for Class B, +0.00%* for Class C, +0.00%* for Class R2 and +0.01% for Class R5.
(c) From time to time, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) (the Investment Manager) and its affiliates may limit the expenses of the Fund for the purpose of increasing the yield. This expense limitation policy may be revised or terminated at any time without notice. Had the Investment Manager not limited the expenses of the Fund during the six months ended June 30, 2010, the annualized expense ratio would have been 0.66% for Class A, 1.32% for Class B, 1.31% for Class C, 0.98% for Class R2 and 0.48% for Class R5. The actual expenses paid would have been $3.27 for Class A, $6.55 for Class B, $6.50 for Class C, $4.86 for Class R2, and $2.38 for Class R5; the hypothetical expenses paid would have been $3.31 for Class A, $6.61 for Class B, $6.56 for Class C, $4.91 for Class R2 and $2.41 for Class R5.
 *  Rounds to less than 0.01%.


--------------------------------------------------------------------------------
           RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2010 SEMIANNUAL REPORT  7

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

JUNE 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



U.S. GOVERNMENT AGENCIES (66.9%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)

Federal Home Loan Bank Discount Notes
 07-02-10                            0.070%           $7,000,000           $6,999,973
 07-07-10                            0.150             5,000,000            4,999,858
 07-14-10                            0.170             4,000,000            3,999,740
 07-28-10                            0.140             3,000,000            2,999,685
 08-04-10                            0.160            13,000,000           12,998,045
 08-06-10                            0.180             2,400,000            2,399,544
Federal Home Loan Mortgage Corp. Discount Notes
 07-12-10                            0.170             5,000,000            4,999,725
 07-19-10                            0.170             4,000,000            3,999,640
 07-27-10                            0.160             2,500,000            2,499,711
 08-13-10                            0.140             5,000,000            4,999,164
 10-13-10                            0.250             2,000,000            1,998,556
Federal National Mortgage Association Discount Notes
 07-14-10                            0.160             6,100,000            6,099,615
 07-15-10                            0.050             5,000,000            4,999,903
 07-21-10                            0.170             8,900,000            8,899,136
 08-02-10                            0.100             7,600,000            7,599,302
 09-08-10                            0.150             6,000,000            5,998,275
U.S. Treasury Bills
 07-15-10                            0.060             5,000,000            4,999,883
 07-29-10                            0.160            10,000,000            9,998,756
-------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES
(Cost: $101,488,511)                                                     $101,488,511
-------------------------------------------------------------------------------------



REPURCHASE AGREEMENTS (23.4%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
BROKERAGE
Barclays Bank PLC
 dated 06-30-10, matures 7/01/10,
 repurchase price $35,500,010
 (collateralized by: U.S. Treasury STRIPS
 total market value $35,500,067)
 07-01-10                            2.750%          $35,500,000          $35,500,000
-------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(Cost: $35,500,000)                                                       $35,500,000
-------------------------------------------------------------------------------------



MUNICIPAL NOTES (3.2%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUE DESCRIPTION (B,C)              YIELD            MATURITY               VALUE(a)
Milwaukee Redevelopment Authority
 Revenue Bonds
 La Causa, Inc. Project
 V.R.D.N. Series 2000 (U.S. Bank)
 12-01-20                            0.400%           $2,360,000           $2,360,000
New Hampshire Health & Education Facilities Authority
 Revenue Bonds
 Dartmouth College
 V.R.D.N. Series 2007A (JP Morgan Chase Bank)
 06-01-31                            0.160             2,490,000            2,490,000
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL NOTES
(Cost: $4,850,000)                                                         $4,850,000
-------------------------------------------------------------------------------------





See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
8  RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

BONDS (6.6%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
U.S. GOVERNMENT OBLIGATIONS & AGENCIES
Federal Home Loan Bank
 05-25-11                            0.660%           $5,000,000           $4,999,576
 06-07-11                            0.750             5,000,000            5,000,000
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $9,999,576)                                                         $9,999,576
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $151,838,087)(d)                                                  $151,838,087
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 2010.

(c)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.    -- Alternative Minimum Tax
     B.A.N.    -- Bond Anticipation Note
     C.P.      -- Commercial Paper
     R.A.N.    -- Revenue Anticipation Note
     T.A.N.    -- Tax Anticipation Note
     T.R.A.N.  -- Tax & Revenue Anticipation Note
     V.R.      -- Variable Rate
     V.R.D.B.  -- Variable Rate Demand Bond
     V.R.D.N.  -- Variable Rate Demand Note


(d) Also represents the cost of securities for federal income tax purposes at June 30, 2010.



--------------------------------------------------------------------------------
           RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2010 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as

--------------------------------------------------------------------------------
10  RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                               FAIR VALUE AT JUNE 30, 2010
                           -------------------------------------------------------------------
                                 LEVEL 1             LEVEL 2
                              QUOTED PRICES           OTHER          LEVEL 3
                                IN ACTIVE          SIGNIFICANT     SIGNIFICANT
                               MARKETS FOR         OBSERVABLE     UNOBSERVABLE
DESCRIPTION(A)             IDENTICAL ASSETS(B)       INPUTS          INPUTS           TOTAL
----------------------------------------------------------------------------------------------
Short-Term Securities
  U.S. Government
    Agencies                       $--            $101,488,511         $--        $101,488,511
  Repurchase Agreements             --              35,500,000          --          35,500,000
----------------------------------------------------------------------------------------------
Total Short-Term
  Securities                        --             136,988,511          --         136,988,511
----------------------------------------------------------------------------------------------
Other
  Municipal Notes                   --               4,850,000          --           4,850,000
----------------------------------------------------------------------------------------------
Total Other                         --               4,850,000          --           4,850,000
----------------------------------------------------------------------------------------------
Bonds
  U.S. Government
    Obligations &
    Agencies                        --               9,999,576          --           9,999,576
----------------------------------------------------------------------------------------------
Total Bonds                         --               9,999,576          --           9,999,576
----------------------------------------------------------------------------------------------
Total                              $--            $151,838,087         $--        $151,838,087
----------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
          RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2010 SEMIANNUAL REPORT  11

STATEMENT OF ASSETS AND LIABILITIES  -------------------------------------------
JUNE 30, 2010 (UNAUDITED)


ASSETS
Investments in securities, at value (identified cost
  $151,838,087)                                                    $151,838,087
Cash                                                                    310,189
Receivable from Investment Manager                                        4,071
Capital shares receivable                                               131,856
Accrued interest receivable                                              10,403
Other assets                                                              3,719
-------------------------------------------------------------------------------
Total assets                                                        152,298,325
-------------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                           359
Capital shares payable                                                  428,369
Accrued investment management services fees                               1,376
Accrued distribution fees                                                    92
Accrued transfer agency fees                                              1,007
Accrued administrative services fees                                        250
Accrued plan administration services fees                                 1,708
Other accrued expenses                                                  168,558
-------------------------------------------------------------------------------
Total liabilities                                                       601,719
-------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $151,696,606
-------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $  1,516,863
Additional paid-in capital                                          150,182,648
Excess of distributions over net investment income                       (2,621)
Accumulated net realized gain (loss)                                       (284)
-------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $151,696,606
-------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                   NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A          $127,368,413          127,379,196                       $1.00
Class B          $  4,466,688            4,465,262                       $1.00
Class C          $ 15,415,936           15,395,986                       $1.00
Class R2         $  4,105,610            4,105,921                       $1.00
Class R5         $    339,959              339,950                       $1.00
------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
12  RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2010 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)


INVESTMENT INCOME
Income:
Interest                                                           $ 107,692
Income from securities lending -- net                                  1,345
----------------------------------------------------------------------------
Total income                                                         109,037
----------------------------------------------------------------------------
Expenses:
Investment management services fees                                  220,740
Distribution fees
  Class A                                                             27,456
  Class B                                                             17,162
  Class C                                                             30,841
  Class R2                                                             2,423
Transfer agency fees
  Class A                                                            115,179
  Class B                                                              5,020
  Class C                                                             15,534
  Class R2                                                             1,034
  Class R5                                                                56
Administrative services fees                                          40,134
Plan administration services fees -- Class R2                          4,534
Compensation of board members                                          2,310
Custodian fees                                                         3,745
Printing and postage                                                  31,400
Registration fees                                                     35,380
Professional fees                                                     12,805
Other                                                                 28,527
----------------------------------------------------------------------------
Total expenses                                                       594,280
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                      (491,266)
----------------------------------------------------------------------------
Total net expenses                                                   103,014
----------------------------------------------------------------------------
Investment income (loss) -- net                                    $   6,023
----------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
          RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2010 SEMIANNUAL REPORT  13

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                      JUNE 30, 2010  DEC. 31, 2009
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Net increase (decrease) in net assets resulting from operations        $      6,023  $      42,113
--------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                                  (5,098)       (37,211)
    Class B                                                                    (205)          (579)
    Class C                                                                    (629)        (1,493)
    Class C2*                                                                    --            (65)
    Class R2                                                                   (180)          (296)
    Class R5                                                                    (10)        (4,990)
--------------------------------------------------------------------------------------------------
Total distributions                                                          (6,122)       (44,634)

--------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
14  RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                      JUNE 30, 2010  DEC. 31, 2009
                                                                        (UNAUDITED)
CAPITAL SHARE TRANSACTIONS AT A CONSTANT $1 NET ASSET VALUE
Proceeds from sales
  Class A shares                                                       $ 29,515,039  $ 111,251,313
  Class B shares                                                          1,367,164      2,700,244
  Class C shares                                                          7,797,817      9,024,006
  Class R2 shares                                                         1,901,170      3,308,763
  Class R5 shares                                                           211,069     12,630,747
Fund merger (Note 6)
  Class A shares                                                         56,730,437            N/A
Reinvestment of distributions at net asset value
  Class A shares                                                              4,619         39,430
  Class B shares                                                                178            470
  Class C shares                                                                575          1,298
  Class C2 shares*                                                              N/A             56
  Class R2 shares                                                               171            284
  Class R5 shares                                                                 9          5,691
Conversions from Class B to Class A
  Class A shares                                                            462,148        789,457
  Class B shares                                                           (462,148)      (789,457)
Conversions from Class C2 to Class A*
  Class A shares                                                                N/A      2,491,332
  Class C2 shares                                                               N/A     (2,491,332)
Payments for redemptions
  Class A shares                                                        (49,221,883)  (148,817,648)
  Class B shares                                                         (1,183,938)    (4,105,737)
  Class C shares                                                         (5,921,334)   (12,056,427)
  Class C2 shares*                                                              N/A       (359,865)
  Class R2 shares                                                          (929,757)    (1,820,362)
  Class R5 shares                                                                (2)   (32,945,721)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions        40,271,334    (61,143,458)
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                  40,271,235    (61,145,979)
Net assets at beginning of period                                       111,425,371    172,571,350
--------------------------------------------------------------------------------------------------
Net assets at end of period                                            $151,696,606  $ 111,425,371
--------------------------------------------------------------------------------------------------
Excess of distributions over net investment income                     $     (2,621) $      (2,521)
--------------------------------------------------------------------------------------------------



*   Effective March 27, 2009, Class C2 shares converted to Class A shares.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
          RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2010 SEMIANNUAL REPORT  15

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

                                                   SIX MONTHS ENDED                     YEAR ENDED DEC. 31,
CLASS A                                              JUNE 30, 2010       -------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009       2008       2007       2006       2005
Net asset value, beginning of period                     $1.00           $1.00      $1.00      $1.00      $1.00      $1.00
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .00(a)          .00(a)     .01        .04        .04        .02
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.00)(a)        (.00)(a)   (.01)(b)   (.04)      (.04)      (.02)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $1.00           $1.00      $1.00      $1.00      $1.00      $1.00
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                              .00%(c)         .03%      1.12%      4.09%      3.95%      2.20%
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
Gross expenses prior to expense
 waiver/reimbursement                                     .82%(d)        1.14%       .91%       .86%       .90%       .86%
--------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                  .16%(d)         .25%       .79%       .86%       .90%       .86%
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .01%(d)         .03%      1.07%      4.03%      3.86%      2.15%
--------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $127             $90       $124       $133       $124       $133
--------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
16  RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED                        YEAR ENDED DEC. 31,
CLASS B                                              JUNE 30, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009       2008             2007       2006       2005
Net asset value, beginning of period                     $1.00           $1.00      $1.00            $1.00      $1.00      $1.00
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .00(a)          .00(a)     .00(a)           .03        .03        .01
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.00)(a)        (.00)(a)   (.00)(a),(b)     (.03)      (.03)      (.01)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $1.00           $1.00      $1.00            $1.00      $1.00      $1.00
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                              .00%(c)         .01%       .35%            3.00%      2.85%      1.11%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
Gross expenses prior to expense
 waiver/reimbursement                                    1.54%(d)        1.99%      1.91%            1.86%      1.89%      1.86%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                  .15%(d)         .29%      1.53%            1.86%      1.89%      1.85%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .01%(d)         .00%(c)    .33%            3.03%      2.86%      1.16%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $4              $5         $7               $7         $9        $13
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
          RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2010 SEMIANNUAL REPORT  17

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED                        YEAR ENDED DEC. 31,
CLASS C                                              JUNE 30, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009       2008             2007       2006       2005
Net asset value, beginning of period                     $1.00           $1.00      $1.00            $1.00      $1.00      $1.00
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .00(a)          .00(a)     .00(a)           .03        .03        .01
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.00)(a)        (.00)(a)   (.00)(a),(b)     (.03)      (.03)      (.01)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $1.00           $1.00      $1.00            $1.00      $1.00      $1.00
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                              .00%(c)         .01%       .35%            3.00%      2.85%      1.11%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
Gross expenses prior to expense
 waiver/reimbursement                                    1.21%(d)        1.96%      1.91%            1.86%      1.89%      1.86%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                  .15%(d)         .28%      1.53%            1.86%      1.89%      1.85%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .01%(d)         .00%(c)    .33%            3.03%      2.86%      1.16%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $15             $14        $17              $14        $13        $13
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
18  RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED                     YEAR ENDED DEC. 31,
CLASS R2                                             JUNE 30, 2010       -------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009       2008       2007       2006       2005
Net asset value, beginning of period                     $1.00           $1.00      $1.00      $1.00      $1.00      $1.00
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .00(a)          .00(a)     .01        .04        .04        .02
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.00)(a)        (.00)(a)   (.01)(b)   (.04)      (.04)      (.02)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $1.00           $1.00      $1.00      $1.00      $1.00      $1.00
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                              .00%(c)         .01%       .93%      3.83%      3.69%      1.94%
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
Gross expenses prior to expense
 waiver/reimbursement                                    1.01%(d)        1.32%      1.16%      1.11%      1.15%      1.11%
--------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                  .15%(d)         .22%      1.01%      1.11%      1.15%      1.11%
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .01%(d)         .00%(c)    .84%      3.78%      3.61%      1.90%
--------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $4              $3         $2         $1        $--        $--
--------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
          RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2010 SEMIANNUAL REPORT  19

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED                     YEAR ENDED DEC. 31,
CLASS R5                                             JUNE 30, 2010       -------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009       2008       2007       2006       2005
Net asset value, beginning of period                     $1.00           $1.00      $1.00      $1.00      $1.00      $1.00
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .00(a)          .00(a)     .01        .04        .04        .02
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.00)(a)        (.00)(a)   (.01)(b)   (.04)      (.04)      (.02)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $1.00           $1.00      $1.00      $1.00      $1.00      $1.00
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                              .01%            .03%      1.38%      4.36%      4.23%      2.48%
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
Gross expenses prior to expense
 waiver/reimbursement                                     .61%(d)         .94%       .63%       .59%       .60%       .58%
--------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                  .16%(d)         .36%       .53%       .59%       .60%       .58%
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .01%(d)         .06%      1.33%      4.30%      4.16%      2.43%
--------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--             $--        $20        $15        $12        $13
--------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) Rounds to less than $0.01 per share.
(b) In addition, the Fund paid a short-term capital gain distribution of $0.000146 on July 25, 2008.
(c) Rounds to less than 0.01%.
(d) Annualized.
(e) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
20  RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2010 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF JUNE 30, 2010)

1. ORGANIZATION

RiverSource Government Money Market Fund, Inc. (formerly Seligman Cash Management Fund) (the Fund) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Fund has 1.4 billion authorized shares of capital stock. The Fund will normally invest at least 80% of its net assets in high-quality, short-term money market securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities.

The Fund offers Class A, Class B, Class C, Class R2 and Class R5 shares.

-  Class A shares have no sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. Effective Sept. 7, 2010, the Fund will not accept investments from new or existing investors in the Fund's Class B shares, except that (i) dividend and/or capital gain distributions may continue to be reinvested in Class B shares of the Fund and (ii) shareholders invested in Class B shares of the Fund may exchange those shares for Class B shares of other Columbia, Columbia Acorn, RiverSource, Seligman and Threadneedle funds offering such shares.

-  Class C shares may be subject to a CDSC.

- Class R2 and Class R5 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.


--------------------------------------------------------------------------------
          RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2010 SEMIANNUAL REPORT  21

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
Pursuant to Rule 2a-7 of the 1940 Act, all securities are valued daily at amortized cost, which approximates market value.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium and discount, is recognized daily.


--------------------------------------------------------------------------------
22  RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


3. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC) (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.33% to 0.15% as the Fund's net assets increase. The management fee for the six months ended June 30, 2010 was 0.33% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The fee for the six months ended June 30, 2010 was 0.06% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Fund's Board of Directors (the Board) including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2010, there were no expenses incurred for these particular items.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource, Seligman and Threadneedle funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (formerly known as RiverSource Service Corporation) (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $22.00 for Class A, $23.00 for Class B and $22.50 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent for Class A,

--------------------------------------------------------------------------------
          RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2010 SEMIANNUAL REPORT  23

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

Class B and Class C shares. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2 and Class R5 shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses. These fees are included in the transfer agency fees in the Statement of Operations.

The Fund and certain other associated investment companies (together, the Guarantors) have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At June 30, 2010, the Fund's total potential future obligation over the life of the Guaranty is $193,665. The liability remaining at June 30, 2010 for Non-Recurring Charges amounted to $99,100 and is included within other accrued expenses in the Statement of Assets and Liabilities. SDC is owned by six associated investment companies, including the Fund. The Fund's ownership interest in SDC at June 30, 2010 is included in other assets in the Statement of Assets and Liabilities at cost of $3,719.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (formerly known as RiverSource Fund Distributors, Inc.) (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% and 0.50% of the Fund's average daily net assets attributable to Class A and Class R2 shares, respectively, and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% was reimbursed for distribution expenses. For the six months ended June 30, 2010, the Distributor agreed not to be reimbursed by the Fund for distribution (12b-1) fees equal to 0.75% of the 1.00% fee for Class B shares. For the period from Jan. 1, 2010 through April 15, 2010, the Distributor agreed not to be reimbursed by the Fund for distribution (12b-1) fees equal to 0.10% of the 0.25% fee for Class A shares and Class C shares and 0.25% of the 0.50% fee for Class R2 shares. Effective

--------------------------------------------------------------------------------
24  RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


April 15, 2010, the Distributor agreed not to be reimbursed by the Fund for the entire amount of distribution (12b-1) fees it receives from Class A, Class C and Class R2 shares.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $118,000 and $3,024,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of April 30, 2010, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
CDSCs received by the Distributor for distributing Fund shares were $4,294 for Class B and $1,053 for Class C for the six months ended June 30, 2010.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended June 30, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses were as follows:

Class A..............................................  0.16%
Class B..............................................  0.15
Class C..............................................  0.15
Class R2.............................................  0.15
Class R5.............................................  0.16


The waived/reimbursed fees and expenses for the transfer agency fees and other fees at the class level were as follows:

Class A...........................................  $142,635
Class B...........................................    22,182
Class C...........................................    46,375
Class R2..........................................     7,991
Class R5..........................................        56


The management fees and other Fund level expenses waived/reimbursed were $272,027.

The Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses until Feb. 28, 2011, unless sooner

--------------------------------------------------------------------------------
          RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2010 SEMIANNUAL REPORT  25

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


terminated at the sole discretion of the Board, such that net expenses will not exceed the following percentage of the class' average daily net assets:

Class A..............................................  0.66%
Class B..............................................  1.32
Class C..............................................  1.31
Class R2.............................................  0.98
Class R5.............................................  0.48


In addition, from time to time, the Investment Manager and its affiliates may waive or absorb expenses of the Fund for the purpose of allowing the Fund to avoid a negative net yield or to increase the Fund's positive net yield. The Fund's yield would be negative if Fund expenses exceed Fund income. Any such expense limitation is voluntary and may be revised or terminated at any time without notice.

4. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At June 30, 2010, the Fund had no securities on loan.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.


--------------------------------------------------------------------------------
26  RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $1,345 earned from securities lending for the six months ended June 30, 2010 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

5. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource, Seligman and Threadneedle funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to the Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings during the six months ended June 30, 2010.

6. FUND MERGER

At the close of business on March 26, 2010, RiverSource Government Money Market Fund acquired the assets and assumed the identified liabilities of RiverSource Tax-Exempt Money Market Fund. The reorganization was completed after shareholders approved the plan on March 10, 2010.

The aggregate net assets of RiverSource Government Money Market Fund immediately before the acquisition were $107,077,716 and the combined net assets immediately after the acquisition were $163,808,153.


--------------------------------------------------------------------------------
          RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2010 SEMIANNUAL REPORT  27

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

The merger was accomplished by a tax-free exchange of 56,730,372 shares of RiverSource Tax-Exempt Money Market Fund valued at $56,730,437.

In exchange for RiverSource Tax-Exempt Money Market Fund shares and net assets, RiverSource Government Money Market Fund issued 56,730,372 Class A shares.

For financial reporting purposes, net assets received and shares issued by RiverSource Government Money Market Fund were recorded at fair value; however, RiverSource Tax-Exempt Money Market Fund's cost of investments was carried forward to align ongoing reporting of RiverSource Government Money Market Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The components of RiverSource Tax-Exempt Money Market Fund's net assets at the merger date were as follows:

Total net assets.................................  $56,730,437
Capital stock....................................  $56,730,722
Excess of distributions over net investment
  income.........................................  $        (1)
Accumulated net realized loss....................  $      (284)


The financial statements reflect the operations of RiverSource Government Money Market Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of RiverSource Tax-Exempt Money Market Fund that have been included in the combined Fund's Statement of Operations since the merger was completed. Assuming the merger had been completed on Jan. 1, 2010, RiverSource Government Money Market Fund's pro-forma net investment loss, net gain on investments, and net decrease in net assets from operations for the six months ended June 30, 2010 would have been $(1.1) million, $255 and $(1.1) million, respectively.

7. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.


--------------------------------------------------------------------------------
28  RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


8. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.


--------------------------------------------------------------------------------
          RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2010 SEMIANNUAL REPORT  29

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource, Seligman and Threadneedle funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
30  RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2010 SEMIANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

Columbia Management Investment Advisers, LLC ("Columbia Management" or the "investment manager"), formerly known as RiverSource Investments, LLC, a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), Columbia Management provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds").

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2010, including reports based on data provided by independent organizations and a comprehensive response to each item of information requested by independent legal counsel to the Independent Directors ("Independent Legal Counsel") in a letter to the investment manager, to assist the Board in making this determination. All of the materials presented in March and April 2010 were first supplied in draft form to designated representatives of the Independent Directors, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Fund's proposed revised expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement. At the April 6-8, 2010 in-person Board meeting, Independent Legal Counsel reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management: The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, most notably, management's announcement of the massive

--------------------------------------------------------------------------------
          RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2010 SEMIANNUAL REPORT  31

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------


investment made in the acquisition of the long-term asset management business of Columbia Management Group, LLC (the "Columbia Transaction") and the completed integration of J. & W. Seligman & Co. Incorporated, acquisitions which should continue to enhance investment capabilities and provide access to a greater depth of experienced portfolio managers in key categories. The Board noted, in particular, that upon the close of the Columbia Transaction, the investment manager will have grown to 10 investment offices (compared to 6 in 2009). In addition, the Board reviewed information concerning the investment manager's new Chief Investment Officer upon the close of the Columbia Transaction, including the application of his particular investment philosophy, which is intended to enhance the risk and portfolio management oversight of the entire fund family.

Moreover, in connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board considered the quality of the administrative and transfer agency services provided by Columbia Management's affiliates to the Fund. The Board also reviewed the financial condition of Columbia Management and its affiliates, and each entity's ability to carry out its responsibilities under the IMS Agreement. Further, the Board considered Columbia Management's ability to retain key personnel in certain targeted areas and its expectations in this regard. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.


--------------------------------------------------------------------------------
32  RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund:
The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to Columbia Management's profitability. They also reviewed information in the report showing the fees charged by Columbia Management to other client accounts (with similar investment strategies to those of the Fund).

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer group's median expense ratio. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered various preliminary integration plans in connection with the Columbia Transaction which, if implemented, would impact the fee structures of various RiverSource Funds. The Board was satisfied with the principles underlying these plans, which, at their preliminary stage, are designed to achieve a rational, consistent pricing model across the combined fund families, as well as preserve the "pricing philosophy" of the Funds.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. In this regard, the Board observed slightly reduced profitability in 2009 vs. 2008. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer

--------------------------------------------------------------------------------
          RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2010 SEMIANNUAL REPORT  33

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------


competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2010, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement for an additional annual period.

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.221.2450; contacting your financial intermediary; visiting riversource.com/funds(*); or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds(*); or searching the website of the SEC at www.sec.gov.

* Information will be available at riversource.com/funds through September 26, 2010 and thereafter at columbiamanagement.com.


--------------------------------------------------------------------------------
34  RIVERSOURCE GOVERNMENT MONEY MARKET FUND -- 2010 SEMIANNUAL REPORT

RIVERSOURCE GOVERNMENT MONEY MARKET FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474



                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by Columbia Management Investment Distributors,
                                Inc. (formerly known as RiverSource Fund Distributors,
                                Inc.), member FINRA and managed by Columbia Management
                                Investment Advisers, LLC (formerly known as RiverSource
                                Investments, LLC).
                                (C)2010 Columbia Management Investment Advisers, LLC. All
(COLUMBIA MANAGEMENT LOGO)      rights reserved.                                                  SL-9941 C (8/10)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6.  Investments.

(a) The registrant's "Schedule 1 - Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in
         Item 1 of this Form N-CSR.

(b)      Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

         (a) The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

         (b) There was no change in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semi annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Government Money Market Fund, Inc.


By /s/ J. Kevin Connaughton
   -----------------------------------------
   J. Kevin Connaughton
   President and Principal Executive Officer

Date September 7, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ J. Kevin Connaughton
   -----------------------------------------
   J. Kevin Connaughton
   President and Principal Executive Officer

Date September 7, 2010


By /s/ Jeffrey P. Fox
   -----------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date September 7, 2010